Offerings	Apr. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 495,910,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,485.17
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $495,910,000.00. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.000% Notes due 2035
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.